Condensed Statements of Cash Flows (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit for the year	$ 12,431,660	$ (4,762,500)	$ (34,028,126)	$ 5,810,380
Adjustments:
Depreciation and amortization			55,534	54,205
Financing costs	5,808,977	12,134,876	11,371,356	17,636,918
Income tax expense			3,846,518	2,759,558
Working capital adjustments:
Income tax paid			(3,900,763)	(3,842,718)
Net cash provided by operating activities			7,208,539	8,302,628
Cash flows from investing activities:
Purchases of property and equipment			(19,886)	(107,305)
Restricted cash equivalent			(2,058,806)	1,957,953
Net cash used in investing activities			(11,001,373)	(6,849,875)
Cash flows from financing activities:
Long-term debt borrowing			13,091,001	113,971,395
Repayment of long-term debt			(3,250,201)	(98,400,674)
Net cash provided by financing activities			16,837,790	(1,695,641)
Net increase (decrease) in cash and cash equivalents			12,931,379	(103,695)
Cash and cash equivalents at the beginning of year			35,242,363	14,988,112	$ 14,988,112
Cash and cash equivalents at the end of year	$ 48,173,742	$ 14,884,417	48,173,742	14,884,417	35,242,363	$ 14,988,112
Latam Logistic Properties SA [member]
Cash flows from operating activities:
Profit for the year					7,156,005	11,441,233	$ 8,669,385
Adjustments:
Depreciation and amortization					107,229	124,287	139,896
Financing costs					31,111,064	11,766,726	9,799,558
Income tax expense					4,980,622	2,236,507	8,756,703
Working capital adjustments:
Increase (decrease) in accounts payable and accrued expenses					4,963,720	(1,558,595)	619,206
Income tax paid					(4,639,456)	(324,624)	(1,392,680)
Net cash provided by operating activities					17,199,470	19,611,145	9,852,251
Cash flows from investing activities:
Purchases of property and equipment					(126,476)	(88,487)	(97,687)
Restricted cash equivalent					571,787	620,450	3,812,470
Net cash used in investing activities					(23,200,222)	(36,483,936)	(66,861,963)
Cash flows from financing activities:
Long-term debt borrowing					205,676,643	44,217,867	78,626,400
Repayment of long-term debt					(152,482,361)	(13,335,183)	(11,860,052)
Cash paid for raising debt					(814,661)	(41,550)	(1,070,987)
Net cash provided by financing activities					25,977,456	14,804,304	59,264,058
Net increase (decrease) in cash and cash equivalents					20,254,251	(2,372,241)	1,901,550
Cash and cash equivalents at the beginning of year			35,242,363	14,988,112	14,988,112	17,360,353	15,458,803
Cash and cash equivalents at the end of year					35,242,363	14,988,112	17,360,353
Parent [member] | Latam Logistic Properties SA [member]
Cash flows from operating activities:
Profit for the year					6,494,409	(1,097,107)	(1,575,702)
Adjustments:
Depreciation and amortization					17,627	12,607	11,133
Financing costs					718,844	1,226,265	584,487
Interest income from subsidiaries and affiliated companies					694,628	632,490	626,047
Income tax expense					2,745,090
Working capital adjustments:
Decrease in other current assets:					11,860	21,149	481,608
Increase (decrease) in accounts payable and accrued expenses					4,812,824	(118,149)	392,249
Increase in due to subsidiaries and affiliated companies					104,935
Income tax paid					(2,745,090)
Net cash provided by operating activities					12,855,127	677,255	519,822
Cash flows from investing activities:
Increase in equity investment in subsidiaries					(1,569,077)	(2,822,487)	(11,735,281)
Purchases of property and equipment						(25,100)	(63,034)
Increase in loans to subsidiaries and affiliated companies					(1,102,134)	(800,973)	(4,228,344)
Restricted cash equivalent					1,205,162	594,838	3,884,868
Net cash used in investing activities					(1,466,049)	(3,053,722)	(12,141,791)
Cash flows from financing activities:
Long-term debt borrowing							15,000,000
Repayment of long-term debt					(14,998,275)
Increase in loans from subsidiaries and affiliated companies					2,355,000
Cash paid for raising debt						(5,175)	(196,785)
Interest paid					(780,798)	(1,102,499)	(446,063)
Net cash provided by financing activities					(13,424,073)	(1,107,674)	14,357,152
Net increase (decrease) in cash and cash equivalents					(2,034,995)	(3,484,141)	2,735,183
Cash and cash equivalents at the beginning of year			$ 788,008	$ 2,823,003	2,823,003	6,307,144	3,571,961
Cash and cash equivalents at the end of year					$ 788,008	$ 2,823,003	$ 6,307,144